CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating expenses:
General and administrative expenses	$ (4,860,189)	$ (3,058,548)	$ (1,915,195)
Other income (expense)
Interest income	629	219,001	161,382
Other finance expenses	(4,415)	(3,656)	(3,473)
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	(521,738)	(1,474,126)	958,667
COMPREHENSIVE INCOME	8,552,216	6,445,282	6,083,640
Parent Company
Operating expenses:
General and administrative expenses	(1,671,700)
Other income (expense)
Equity income of subsidiaries and vies	10,747,395	7,919,408	5,124,973
Interest income	21
Other finance expenses	(1,762)
NET INCOME	9,073,954	7,919,408	5,124,973
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	(521,738)	(1,474,126)	958,667
COMPREHENSIVE INCOME	$ 8,552,216	$ 6,445,282	$ 6,083,640